Non-current assets held for sale - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets and liabilities held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	$ 4,081	$ 151
Liabilities included in disposal groups classified as held for sale	1,105	62
Currency translation differences (including reclassifications)a	(364)	754	$ 6,853
Reserve of exchange differences on translation [member]
Assets and liabilities held for sale [Line Items]
Currency translation differences (including reclassifications)a	(276)	728	$ 6,914
gas & low carbon energy | Lightsource bp
Assets and liabilities held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	1,702
Liabilities included in disposal groups classified as held for sale	1,050
gas & low carbon energy | UK, Japan, Germany and US development projects [Member]
Assets and liabilities held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	1,793
Liabilities included in disposal groups classified as held for sale	14
gas & low carbon energy | bp Wind Energy
Assets and liabilities held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	569
Liabilities included in disposal groups classified as held for sale	$ 41
gas & low carbon energy | Arcius Energy [Member]
Assets and liabilities held for sale [Line Items]
Proportion of ownership interest in joint venture	51.00%
customers & products | Petrol Ofisi [Member]
Assets and liabilities held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners		151
Liabilities included in disposal groups classified as held for sale		$ 62
Gains (losses) on sale of businesses	$ 1,132
customers & products | Petrol Ofisi [Member] | Reserve of exchange differences on translation [member]
Assets and liabilities held for sale [Line Items]
Currency translation differences (including reclassifications)a	942
oil production & operations
Assets and liabilities held for sale [Line Items]
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation	$ 890